Exhibit 99.1

1166 Avenue of the Americas 15th Floor New York, NY 10036 Tel: +1 212 247 1010 www.fticonsulting.com

November 6, 2025

James J. Volk
Chief Financial Officer
Shentel Broadband Operations LLC
500 Shentel Way
Edinburg, VA 22824

and

Bank of America Corporation (the “Company’s Agent”)
as representative of the Several Initial Purchasers
100 North Tryon Street
Charlotte, NC 28255

Independent Advisor’s Report on Applying Agreed-Upon Procedures

We have performed the procedures enumerated below, which were agreed to by the addressees (the “Specified Users”), with respect to a portfolio of fiber contracts in conjunction with the proposed offering of Shentel Issuer LLC (the “Issuer”), Secured Fiber Network Revenue Notes, Series 2025-1 (the “Transaction”). Shentel Broadband Operations LLC (together with any subsidiaries or affiliates, “Shentel” or the “Company”) is responsible for the completeness and accuracy of the information provided to us upon which we relied in forming our findings. The sufficiency of these procedures is solely the responsibility of the Specified Users. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the term “compared” means compared to, verified mathematical accuracy, if applicable, and found to be in agreement with.

I. Comparisons and Recomputations of Certain Location Attributes

1.
On September 2, 2025, the Company’s Agent on the Company’s behalf provided a computer-generated data file of commercial billing data for commercial customers that were operational as of July 31, 2025 and which contained certain attributes, as delineated in Exhibit I (the “Data Tape”). On October 31, 2025, we were provided by the Company with an updated Data Tape (the “Final Data Tape”) as of August 31, 2025 (the “Cut-Off Date”). The Final Data Tape reflected certain modifications made to the Data Tape with respect to 2,034 commercial customers.

2.	FTI non-statistically selected 55 billed products (the “Sample Selections”) from the Data Tape as of the Cut-Off Date.

3.
For each of the Sample Selections, we compared the attributes listed in Exhibit I as per the Data Tape and the Final Data Tape to corresponding documents as identified in Exhibit I, all of which were provided by the Company. The results of our analysis have been summarized in Exhibit II.

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November 6, 2025

We make no representations as to (i) the accuracy of the information set forth in the Data Tape or the Final Data Tape, (ii) the actual characteristics or existence of the underlying documents or data comprising the contracts underlying the Data Tape or the Final Data Tape (other than with respect to the procedures described herein relating to the Sample Selections) or the conformity of their respective attributes with those assumed for purposes of the procedures described herein, (iii) the existence or ownership of the contracts and related documentation, (iv) whether the contracts and related documentation or any other documents provided to us by the Company or the Company’s Agent on the Company’s behalf are comprehensive and valid instruments, or (v) the accuracy, completeness and reasonableness of any of the assumptions or methodologies set forth in the Preliminary Offering Memorandum above. Also, such procedures performed would not necessarily reveal any material misstatement of the information referred to above. This report relates only to the items specified above and does not extend to the Issuer’s financial statements for any date or period.

We were not engaged to and did not perform an examination, the objective of which would be the expression of an opinion on the information referred to above. Accordingly, we do not express such an opinion. Had we performed additional procedures; other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Users and is not intended to be and should not be used by anyone other than the Specified Users without our prior consent. It is not to be circulated, quoted, or otherwise referred to, without our prior consent, for any other purpose, nor is it to be included or referred to in whole or in part in any other document.

Yours truly,

 FTI Consulting, Inc.

November 6, 2025

EXHIBIT I

Agreed Upon Procedures

Using non-statistical sampling techniques, FTI selected 55 billed products from the population of commercial billing data included in the Data Tape and performed the following procedures with respect to the below noted Data Tape Fields:

Field	Source Document	Procedure
Service Account Number	Internal records and systems	Agree to internal records and systems
Customer Name	Internal records and systems	Agree to internal records and systems
Original Start Date	Internal records and systems	If the Original Start Date is after the Current Contract Start Date, agree to the system output start date, otherwise, agree to the earliest Contract Start Date present in internal records and systems
Contract Start Date	Internal records and systems	Agree to internal records and systems
Contract End Date	Internal records and systems	Agree to internal records and systems
Current Contract Original Term	Calculation	Calculated based on the fraction of a year between the Contract Start Date and Contract End Date on a 30 / 360 basis.
Current Contract Seasoning	Calculation	Calculation based on the fraction of a year between the Contract Start Date and Cut-Off Date on a 30 / 360 basis.
Current Contract Remaining Term	Calculation
If the Contract End Date is before the Cut-Off Date, agree to 0 remaining term, otherwise, calculation based on the fraction of a year between the Cut-Off Date and Contract End Date on a 30 / 360 basis.

Z Location State	Internal records and systems	Agree to internal records and systems
Z Location City	Internal records and systems	Agree to internal records and systems
Billed Amount	Internal records and systems
For customers billed monthly, agree to internal records and systems

For customers billed annually, agree to internal records and systems the billed amount and then divide by 12 to calculate the equivalent monthly charge.

Charge Description	Internal records and systems	Agree to internal records and systems
Mapped Product	Shentl Consolidated Product Mapping (Aug Tape).xlsx	Agree to pre-determined mappings between charge description and broader product categorization provided by the Company

November 6, 2025

EXHIBIT II

Data Tape Testing Summary of Results

Using non-statistical sampling techniques, FTI selected 55 billed products from the Data Tape for the purpose of testing specific attributes as detailed in Exhibit I included herein.

1.	Service Account Number (55 Selections Tested)

FTI identified no errors during our testing of Service Account Number

Notes and Consideration: FTI agreed Service Account Number to the source documents and/or procedures as detailed in Exhibit I included herein.

2.	Customer Name (55 Selections Tested)

FTI identified no errors during our testing of Customer Name.

Notes and Considerations: FTI agreed Customer Name to the source documents and/or procedures as detailed in Exhibit I included herein.

3.	Original Start Date (55 Selections Tested)

FTI identified no errors during our testing of Original Start Date.

Notes and Considerations: FTI agreed Original Start Date to the source documents and/or procedures as detailed in Exhibit I included herein.

4.	Contract Start Date (55 Selections Tested)

FTI identified 11 discrepancies during our testing of Contract Start Date.

#	Service Account #	Charge Code	Contract Start Date per Data Tape	Contract Start Date per Final Data Tape	Corrected per Final Data Tape (Yes or No)
1	489435	SA489435	1/1/2026	10/20/2020	Yes
2	770486	770486OC	3/23/2021	3/23/2018	Yes
3	909396	909396OC	6/19/2021	6/19/2020	Yes
4	1024620	1024620M	2/14/2030	2/14/2023	Yes
5	1042812	1042812V	4/24/2026	4/24/2023	Yes
6	1095134	3011208H	6/19/2022	6/20/2017	Yes
7	1095136	3011236H	10/24/2020	10/25/2017	Yes
8	1095147	3011684H	10/20/2023	10/21/2018	Yes
9	1096437	3011433H	4/25/2025	4/26/2018	Yes
10	1097312	3010160H	4/27/2021	4/28/2014	Yes
11	1097691	3013813H	2/28/2031	12/1/2021	Yes

November 6, 2025

Notes and Considerations: FTI agreed Original Start Date to the source documents and/or procedures as detailed in Exhibit I included herein. Management stated that the discrepancies were attributed to a data pull error. As these discrepancies were corrected in the Final Data Tape, no exceptions were noted for testing purposes.

5.	Contract End Date (55 Selections Tested)

FTI identified no errors during our testing of Contract End Date.

Notes and Considerations: FTI agreed Contract End Date to the source documents and/or procedures as detailed in Exhibit I included herein.

6.	Current Contract Original Term (55 Selections Tested)

FTI identified 11 discrepancies during our testing of Current Contract Original Term.

#	Service Account #	Charge Code	Current Contract Original Term per Data Tape	Current Contract Original Term per Final Data Tape	Corrected per Final Data Tape (Yes or No)
1	489435	SA489435	5.03	62.37	Yes
2	770486	770486OC	52.27	36.00	Yes
3	909396	909396OC	49.40	12.00	Yes
4	1024620	1024620M	54.47	84.00	Yes
5	1042812	1042812V	8.80	36.00	Yes
6	1095134	3011208H	37.40	59.97	Yes
7	1095136	3011236H	57.23	35.97	Yes
8	1095147	3011684H	21.37	59.97	Yes
9	1096437	3011433H	3.20	83.97	Yes
10	1097312	3010160H	51.13	83.97	Yes
11	1097691	3013813H	66.93	110.90	Yes

Notes and Considerations: FTI recalculated Current Contract Original Term using the source documents and/or procedures as detailed in Exhibit I included herein. FTI noted the discrepancies above were due to the discrepancies in the Contract Start Date (Step #4). As these discrepancies were corrected in the Final Data Tape, no exceptions were noted for testing purposes.

7.	Current Contract Seasoning (55 Selections Tested)

FTI identified 11 discrepancies during our testing of Current Contract Seasoning.

#	Service Account #	Charge Code	Current Contract Seasoning per Data Tape	Current Contract Seasoning per Final Data Tape	Corrected per Final Data Tape (Yes or No)
1	489435	SA489435	0.00	58.37	Yes
2	770486	770486OC	52.27	89.27	Yes
3	909396	909396OC	49.40	62.40	Yes

November 6, 2025

#	Service Account #	Charge Code	Current Contract Seasoning per Data Tape	Current Contract Seasoning per Final Data Tape	Corrected per Final Data Tape (Yes or No)
4	1024620	1024620M	0.00	30.57	Yes
5	1042812	1042812V	0.00	28.23	Yes
6	1095134	3011208H	37.40	98.37	Yes
7	1095136	3011236H	57.23	94.20	Yes
8	1095147	3011684H	21.37	82.33	Yes
9	1096437	3011433H	3.20	88.17	Yes
10	1097312	3010160H	51.13	136.10	Yes
11	1097691	3013813H	0.00	45.00	Yes

Notes and Considerations: FTI recalculated Current Contract Seasoning using the source documents and/or procedures as detailed in Exhibit I included herein. FTI noted the discrepancies above were due to the discrepancies in the Contract Start Date (Step #4). As these discrepancies were corrected in the Final Data Tape, no exceptions were noted for testing purposes.

8.	Current Contract Remaining Term (55 Selections Tested)

FTI identified no errors during our testing of Current Contract Remaining Term.

Notes and Considerations: FTI recalculated Current Contract Remaining Term using the source documents and/or procedures as detailed in Exhibit I included herein.

9.	Z Location State (55 Selections Tested)

FTI identified no errors during our testing of Z Location State.

Notes and Considerations: FTI agreed Z Location State to the source documents and/or procedures as detailed in Exhibit I included herein.

10.	Z Location City (55 Selections Tested)

FTI identified no errors during our testing of Z Location City.

Notes and Considerations: FTI agreed Z Location City to the source documents and/or procedures as detailed in Exhibit I included herein.

11.	Billed Amount (55 Selections Tested)

FTI identified no errors during our testing of Billed Amount.

Notes and Considerations: FTI agreed Billed Amount to the source documents and/or procedures as detailed in Exhibit I included herein.

November 6, 2025

12.	Charge Description (55 Selections Tested)

FTI identified no errors during our testing of Charge Description.

Notes and Considerations: FTI agreed Charge Description to the source documents and/or procedures as detailed in Exhibit I included herein.

13.	Mapped Product (55 Selections Tested)

FTI identified 4 discrepancies during our testing of Mapped Product.

#	Service Account #	Charge Code	Mapped Product per Data Tape	Mapped Product per Final Data Tape	Corrected per Final Data Tape (Yes or No)
1	489435	SA489435	Ethernet	Fiber to Tower	Yes
2	1095134	3011208H	Fiber to Tower	Other	Yes
3	1095136	3011236H	Fiber to Tower	Other	Yes
4	1095147	3011684H	Fiber to Tower	Other	Yes

Notes and Considerations: FTI agreed Mapped Product to the source documents and/or procedures as detailed in Exhibit I included herein. For the discrepancies above, the Company provided FTI with an updated Product Mapping support to correct for a data entry error. As these discrepancies were corrected in the Final Data Tape, no exceptions were noted for testing purposes.